COVER PAGE	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Enovis Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34045
Entity Tax Identification Number	54-1887631
Entity Address, Address Line One	2900 Lake Vista Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75067
City Area Code	972
Local Phone Number	265-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ENOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001420800